Share Capital - Disclosure of number and weighted average exercise prices of warrants (Details)	12 Months Ended
	Aug. 31, 2020 Warrant $ / shares	Aug. 31, 2019 Warrant $ / shares	Aug. 31, 2018 Warrant $ / shares
Disclosure of classes of share capital [abstract]
Number of warrants outstanding at beginning of period | Warrant	8,257,500	6,580,000	9,990,000
Weighted average exercise price of warrants outstanding at beginning of period | $ / shares	$ 0.132	$ 0.136	$ 0.169
Number of warrants issued pursuant to equity offerings | Warrant	3,000,000	2,687,500	6,550,000
Weighted average exercise price of warrants issued pursuant to equity offerings | $ / shares	$ 0.120	$ 0.120	$ 0.135
Number of warrants exercised | Warrant		(1,000,000)
Weighted average exercise price of warrants exercised | $ / shares		$ 0.120
Number of warrants expired | Warrant	(6,060,000)	(10,000)	(9,960,000)
Weighted average exercise price of warrants expired | $ / shares	$ 0.136	$ 0.490	$ 0.168
Number of warrants outstanding at end of period | Warrant	5,197,500	8,257,500	6,580,000
Weighted average exercise price of warrants outstanding at end of period | $ / shares	$ 0.120	$ 0.132	$ 0.136